SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		754,240
Weighted Average Remaining Contractual life, Warrants Outstanding		7 months 2 days
Weighted Average Exercise Price, Warrants Outstanding		$ 5.09
Number of shares,Warrants Outstanding	267	754,240	245	10
Weighted Average Exercise Price, Warrants Outstanding	$ 13,242.00	$ 8.03	$ 16,716	$ 12,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		10
Weighted Average Remaining Contractual life, Warrants Outstanding		2 years 2 months 12 days
Weighted Average Exercise Price, Warrants Outstanding		$ 96,000.00
Number of shares,Warrants Outstanding	10
Weighted Average Remaining Contractual life (in years)	2 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 96,000
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		12
Weighted Average Remaining Contractual life, Warrants Outstanding		2 years 6 months 21 days
Weighted Average Exercise Price, Warrants Outstanding		$ 72,000.00
Number of shares,Warrants Outstanding	12
Weighted Average Remaining Contractual life (in years)	3 years 3 months 21 days
Weighted Average Exercise Price, Warrants Outstanding	$ 72,000
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		26
Weighted Average Remaining Contractual life, Warrants Outstanding		2 years 9 months 25 days
Weighted Average Exercise Price, Warrants Outstanding		$ 21,600.00
Number of shares,Warrants Outstanding	26
Weighted Average Remaining Contractual life (in years)	3 years 6 months 25 days
Weighted Average Exercise Price, Warrants Outstanding	$ 21,600
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		5
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years
Weighted Average Exercise Price, Warrants Outstanding		$ 21,600.00
Number of shares,Warrants Outstanding	5
Weighted Average Remaining Contractual life (in years)	3 years 9 months
Weighted Average Exercise Price, Warrants Outstanding	$ 21,600
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		55
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 18 days
Weighted Average Exercise Price, Warrants Outstanding		$ 5,929.10
Number of shares,Warrants Outstanding	55
Weighted Average Remaining Contractual life (in years)	3 years 9 months 18 days
Weighted Average Exercise Price, Warrants Outstanding	$ 5,928
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		124
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 2 months 23 days
Weighted Average Exercise Price, Warrants Outstanding		$ 4,464.00
Number of shares,Warrants Outstanding	124
Weighted Average Remaining Contractual life (in years)	4 years
Weighted Average Exercise Price, Warrants Outstanding	$ 4,464
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		32
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 7 months 9 days
Weighted Average Exercise Price, Warrants Outstanding		$ 3,600.00
Number of shares,Warrants Outstanding	34
Weighted Average Remaining Contractual life (in years)	4 years 4 months 9 days
Weighted Average Exercise Price, Warrants Outstanding	$ 3,600
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Eight [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		3
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 7 months 9 days
Weighted Average Exercise Price, Warrants Outstanding		$ 3,600.00
Warrant Nine [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		270,833
Weighted Average Remaining Contractual life, Warrants Outstanding		9 months
Weighted Average Exercise Price, Warrants Outstanding		$ 0.60
Warrant Ten [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		250,000
Weighted Average Remaining Contractual life, Warrants Outstanding		9 months
Weighted Average Exercise Price, Warrants Outstanding		$ 0.60
Warrant Eleven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		191,473
Weighted Average Remaining Contractual life, Warrants Outstanding		2 months 8 days
Weighted Average Exercise Price, Warrants Outstanding		$ 0.60
Warrant Twelve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		41,667
Weighted Average Remaining Contractual life, Warrants Outstanding		9 months 3 days
Weighted Average Exercise Price, Warrants Outstanding		$ 0.60